Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table Total for Campbell ($)(2)	Compensation Actually Paid to Campbell ($)(3)	Summary Compensation Table Total for Jones ($)(4)	Compensation Actually Paid to Jones ($)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(6)	Average Compensation Actually Paid to Non-PEO NEOs ($)(7)	Value of Initial Fixed $100 Investment Based On:		Net Income ($, in 000s)	EBITDA from Continuing Operations ($, in 000s)(10)
Fiscal Year(1)							Company Total Shareholder Return ($)(8)	Peer Group Total Shareholder Return ($)(9)
2026	5,762,428	4,627,175	10,198,729	2,644,152	2,900,572	2,026,183	191.73	118.94	733,596	1,056,939
2025	N/A	N/A	10,969,337	14,570,562	1,988,732	1,309,322	264.85	132.55	605,773	976,343
2024	N/A	N/A	9,877,088	25,146,908	1,669,244	3,254,732	254.96	120.89	595,317	963,186
2023	N/A	N/A	8,814,357	4,044,522	2,564,099	1,807,408	145.75	104.43	553,700	914,691
2022	N/A	N/A	11,040,183	33,126,771	2,460,082	5,665,458	156.67	85.56	553,674	889,529

(1)
The following table lists the PEO and non-PEO NEOs for each of fiscal years 2026, 2025, 2024, 2023, and 2022.

Year	PEO	Non-PEO NEOs
2026	Curtis A. Campbell, Jeffrey J. Jones II	Tiffany L. Mason, Scott R. Manuel, Dara S. Redler, and Mark J. Darling
2025	Jeffrey J. Jones II	Tiffany L. Mason, Curtis A. Campbell, Scott R. Manuel, Dara S. Redler, and Tony G. Bowen
2024	Jeffrey J. Jones II	Tony G. Bowen, Curtis A. Campbell, Dara S. Redler, and Kellie J. Logerwell
2023	Jeffrey J. Jones II	Tony G. Bowen, Karen A. Orosco, Dara S. Redler, and Kellie J. Logerwell
2022	Jeffrey J. Jones II	Tony G. Bowen, Karen A. Orosco, Dara S. Redler, Kellie J. Logerwell, and Thomas A. Gerke

(2)
Reflects compensation amounts reported in the Summary Compensation Table for our President and CEO (our principal executive officer or “PEO”), Curtis A. Campbell, for the applicable period shown.

(3)
Represents the amount of “compensation actually paid” to Mr. Campbell, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Campbell during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Campbell’s total compensation for the applicable period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for Mr. Campbell did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for Mr. Campbell as we do not have a pension plan.
Curtis A. Campbell	2026
SCT Total Compensation ($)	5,762,428
Stock Award Values Reported in SCT for the Covered Year ($)	(3,850,098)
Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	3,189,562
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(426,074)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(48,643)
Fair Value of Stock Awards Forfeited during the Covered Year ($)	—
Compensation Actually Paid ($)	4,627,175

(4)
Reflects compensation amounts reported in the Summary Compensation Table for our former President and CEO (and former PEO), Jeffrey J. Jones II, for the respective periods shown.

(5)
Represents the amount of “compensation actually paid” to Mr. Jones, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jones during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Jones’s total compensation for each period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for Mr. Jones did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for Mr. Jones as we do not have a pension plan.

Jeffrey J. Jones II	2026	2025	2024	2023	2022
SCT Total Compensation ($)	10,198,729	10,969,337	9,877,088	8,814,357	11,040,183
Stock Award Values Reported in SCT for the Covered Year ($)	(8,300,060)	(8,300,085)	(7,000,047)	(6,200,037)	(6,416,674)
Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	6,259,673	7,139,807	10,260,211	3,931,767	14,091,016
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(5,122,217)	433,827	11,598,848	(1,712,399)	9,193,488
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(391,973)	4,327,677	410,808	(789,166)	5,218,758
Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Compensation Actually Paid ($)	2,644,152	14,570,562	25,146,908	4,044,522	33,126,771

(6)
Represents the average of the amounts reported for the Company’s NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable period.

(7)
Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for the NEOs did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for the NEOs as we do not have a pension plan.

	2026	2025	2024	2023	2022
Average SCT Total Compensation ($)	2,900,572	1,988,732	1,669,244	2,564,099	2,460,082
Average Stock Award Values Reported in SCT for the Covered Year ($)	(1,762,592)	(1,080,069)	(870,042)	(1,155,024)	(1,089,033)
Average Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	1,336,214	929,557	1,241,575	732,462	2,329,038
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(423,078)	14,655	1,146,991	(254,615)	1,253,681
Average Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	(24,934)	266,533	66,963	(79,514)	711,690
Average Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	(810,085)	—	—	—
Average Compensation Actually Paid ($)	2,026,183	1,309,322	3,254,732	1,807,408	5,665,458
(8)
Company TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(9)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of the period. The peer group used for this purpose is the S&P 400 Consumer Services Industry Group Index, which is the same group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of Regulation S-K.

(10)
We determined EBITDA from Continuing Operations to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in fiscal years 2026, 2025, 2024, and 2023. EBITDA from Continuing Operations is a non-GAAP measure that is defined in the Compensation Discussion and Analysis section of this Proxy Statement. EBITDA from Continuing Operations may not have been the most important financial performance measure for fiscal year 2022 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			EBITDA fromContinuingOperations
Named Executive Officers, Footnote
(1)
The following table lists the PEO and non-PEO NEOs for each of fiscal years 2026, 2025, 2024, 2023, and 2022.
Year	PEO	Non-PEO NEOs
2026	Curtis A. Campbell, Jeffrey J. Jones II	Tiffany L. Mason, Scott R. Manuel, Dara S. Redler, and Mark J. Darling
2025	Jeffrey J. Jones II	Tiffany L. Mason, Curtis A. Campbell, Scott R. Manuel, Dara S. Redler, and Tony G. Bowen
2024	Jeffrey J. Jones II	Tony G. Bowen, Curtis A. Campbell, Dara S. Redler, and Kellie J. Logerwell
2023	Jeffrey J. Jones II	Tony G. Bowen, Karen A. Orosco, Dara S. Redler, and Kellie J. Logerwell
2022	Jeffrey J. Jones II	Tony G. Bowen, Karen A. Orosco, Dara S. Redler, Kellie J. Logerwell, and Thomas A. Gerke

(2)
Reflects compensation amounts reported in the Summary Compensation Table for our President and CEO (our principal executive officer or “PEO”), Curtis A. Campbell, for the applicable period shown.

Peer Group Issuers, Footnote
(8)
Company TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(9)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of the period. The peer group used for this purpose is the S&P 400 Consumer Services Industry Group Index, which is the same group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of “compensation actually paid” to Mr. Campbell, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Campbell during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Campbell’s total compensation for the applicable period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for Mr. Campbell did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for Mr. Campbell as we do not have a pension plan.
Curtis A. Campbell	2026
SCT Total Compensation ($)	5,762,428
Stock Award Values Reported in SCT for the Covered Year ($)	(3,850,098)
Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	3,189,562
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(426,074)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(48,643)
Fair Value of Stock Awards Forfeited during the Covered Year ($)	—
Compensation Actually Paid ($)	4,627,175
(4)
Reflects compensation amounts reported in the Summary Compensation Table for our former President and CEO (and former PEO), Jeffrey J. Jones II, for the respective periods shown.
(5)
Represents the amount of “compensation actually paid” to Mr. Jones, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jones during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Jones’s total compensation for each period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for Mr. Jones did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for Mr. Jones as we do not have a pension plan.

Jeffrey J. Jones II	2026	2025	2024	2023	2022
SCT Total Compensation ($)	10,198,729	10,969,337	9,877,088	8,814,357	11,040,183
Stock Award Values Reported in SCT for the Covered Year ($)	(8,300,060)	(8,300,085)	(7,000,047)	(6,200,037)	(6,416,674)
Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	6,259,673	7,139,807	10,260,211	3,931,767	14,091,016
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(5,122,217)	433,827	11,598,848	(1,712,399)	9,193,488
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(391,973)	4,327,677	410,808	(789,166)	5,218,758
Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Compensation Actually Paid ($)	2,644,152	14,570,562	25,146,908	4,044,522	33,126,771

Non-PEO NEO Average Total Compensation Amount			$ 2,900,572	$ 1,988,732	$ 1,669,244	$ 2,564,099	$ 2,460,082
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,026,183	1,309,322	3,254,732	1,807,408	5,665,458
Adjustment to Non-PEO NEO Compensation Footnote
(7)
Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for the NEOs did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for the NEOs as we do not have a pension plan.

	2026	2025	2024	2023	2022
Average SCT Total Compensation ($)	2,900,572	1,988,732	1,669,244	2,564,099	2,460,082
Average Stock Award Values Reported in SCT for the Covered Year ($)	(1,762,592)	(1,080,069)	(870,042)	(1,155,024)	(1,089,033)
Average Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	1,336,214	929,557	1,241,575	732,462	2,329,038
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(423,078)	14,655	1,146,991	(254,615)	1,253,681
Average Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	(24,934)	266,533	66,963	(79,514)	711,690
Average Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	(810,085)	—	—	—
Average Compensation Actually Paid ($)	2,026,183	1,309,322	3,254,732	1,807,408	5,665,458

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in Compensation Discussion and Analysis beginning on page 25, our approach to executive compensation is designed to recruit, retain, and motivate talented executives, directly link pay to performance over both short-term and multi-year periods, and align management and shareholder interests. The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:
■
EBITDA from Continuing Operations;

■
Revenue from Continuing Operations;

■
Pre-Tax Earnings from Continuing Operations; and

■
Relative TSR.

Total Shareholder Return Amount			$ 191.73	264.85	254.96	145.75	156.67
Peer Group Total Shareholder Return Amount			118.94	132.55	120.89	104.43	85.56
Net Income (Loss)			$ 733,596,000	$ 605,773,000	$ 595,317,000	$ 553,700,000	$ 553,674,000
Company Selected Measure Amount			1,056,939,000	976,343,000	963,186,000	914,691,000	889,529,000
PEO Name	Curtis A. Campbell	Jeffrey J. Jones II
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA from Continuing Operations
Non-GAAP Measure Description
(10)
We determined EBITDA from Continuing Operations to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in fiscal years 2026, 2025, 2024, and 2023. EBITDA from Continuing Operations is a non-GAAP measure that is defined in the Compensation Discussion and Analysis section of this Proxy Statement. EBITDA from Continuing Operations may not have been the most important financial performance measure for fiscal year 2022 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue from Continuing Operations
Measure:: 3
Pay vs Performance Disclosure
Name			Pre-Tax Earnings from Continuing Operations
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Curtis A. Campbell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,762,428
PEO Actually Paid Compensation Amount			4,627,175
Jeffrey J. Jones II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,198,729	$ 10,969,337	$ 9,877,088	$ 8,814,357	$ 11,040,183
PEO Actually Paid Compensation Amount			2,644,152	14,570,562	25,146,908	4,044,522	33,126,771
PEO | Curtis A. Campbell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,850,098)
PEO | Curtis A. Campbell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,189,562
PEO | Curtis A. Campbell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(426,074)
PEO | Curtis A. Campbell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(48,643)
PEO | Curtis A. Campbell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Jeffrey J. Jones II [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,300,060)	(8,300,085)	(7,000,047)	(6,200,037)	(6,416,674)
PEO | Jeffrey J. Jones II [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,259,673	7,139,807	10,260,211	3,931,767	14,091,016
PEO | Jeffrey J. Jones II [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,122,217)	433,827	11,598,848	(1,712,399)	9,193,488
PEO | Jeffrey J. Jones II [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(391,973)	4,327,677	410,808	(789,166)	5,218,758
PEO | Jeffrey J. Jones II [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,762,592)	(1,080,069)	(870,042)	(1,155,024)	(1,089,033)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,336,214	929,557	1,241,575	732,462	2,329,038
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(423,078)	14,655	1,146,991	(254,615)	1,253,681
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,934)	266,533	66,963	(79,514)	711,690
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (810,085)